long-term debt - TELUS Corporation senior notes (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / NotesSeries $ / NotesSeries $ / $	Dec. 31, 2023 USD ($) $ / NotesSeries $ / NotesSeries $ / $	Dec. 31, 2022 CAD ($)	May 31, 2020 CAD ($) $ / NotesSeries	Dec. 31, 2019 CAD ($) $ / NotesSeries	Mar. 31, 2018 CAD ($) $ / NotesSeries	Mar. 31, 2017 CAD ($) $ / NotesSeries	Dec. 31, 2015 CAD ($) $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries
TELUS Corporation notes
Long-term debt	$ 27,349		$ 25,037
TELUS Corporation senior notes
TELUS Corporation notes
Repurchase offer price, expressed as percentage of principal	101.00%
3.35% Notes, Series CJ
TELUS Corporation notes
Fixed interest rate	3.35%	3.35%
Issued	December 2012
Maturity	March 2023
Issue price per $1000 increment of debt | $ / NotesSeries	998.83	998.83
Effective interest rate	3.36%	3.36%
Principal face amount: Originally issued	$ 500
Redemption present value spread - Basis points	0.40%	0.40%
Redemption present value spread - Cessation date	Dec. 15, 2022
3.35% Notes, Series CK
TELUS Corporation notes
Fixed interest rate	3.35%	3.35%
Issued	April 2013
Maturity	April 2024
Issue price per $1000 increment of debt | $ / NotesSeries	994.35	994.35
Effective interest rate	3.41%	3.41%
Principal face amount: Originally issued	$ 1,100
Long-term debt	$ 1,100
Redemption present value spread - Basis points	0.36%	0.36%
Redemption present value spread - Cessation date	Jan. 2, 2024
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate	3.75%	3.75%
Issued	September 2014
Maturity	January 2025
Issue price per $1000 increment of debt | $ / NotesSeries	997.75	997.75
Effective interest rate	3.78%	3.78%
Principal face amount: Originally issued	$ 800
Long-term debt	$ 800
Redemption present value spread - Basis points	0.385%	0.385%
Redemption present value spread - Cessation date	Oct. 17, 2024
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate	3.75%	3.75%
Issued	December 2015
Maturity	March 2026
Issue price per $1000 increment of debt | $ / NotesSeries	992.14	992.14
Effective interest rate	3.84%	3.84%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.535%	0.535%
Redemption present value spread - Cessation date	Dec. 10, 2025
2.75% Notes, Series CZ
TELUS Corporation notes
Fixed interest rate	2.75%	2.75%
Issued	July 2019
Maturity	July 2026
Issue price per $1000 increment of debt | $ / NotesSeries	998.73	998.73
Effective interest rate	2.77%	2.77%
Principal face amount: Originally issued	$ 800
Long-term debt	$ 800
Redemption present value spread - Basis points	0.33%	0.33%
Redemption present value spread - Cessation date	May 8, 2026
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	2.80%	2.80%
Issued	September 2016
Maturity	February 2027
Issue price per $1000 increment of debt | $ / NotesSeries	991.89	991.89
Effective interest rate	2.89%	2.89%
Principal face amount: Originally issued		$ 600
Long-term debt		$ 600
Redemption present value spread - Basis points	0.20%	0.20%
Redemption present value spread - Cessation date	Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	2.95%	2.95%
Principal face amount: Originally issued	$ 792
Fixed exchange rate | $ / $	1.3205	1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	3.70%	3.70%
Issued	March 2017
Maturity	September 2027
Issue price per $1000 increment of debt | $ / NotesSeries	998.95	998.95
Effective interest rate	3.71%	3.71%
Principal face amount: Originally issued		$ 500
Long-term debt		$ 500
Redemption present value spread - Basis points	0.20%	0.20%
Redemption present value spread - Cessation date	June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	3.41%	3.41%
Principal face amount: Originally issued	$ 667
Fixed exchange rate | $ / $	1.3348	1.3348
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	2.35%	2.35%
Issued	May 2020
Maturity	January 2028
Issue price per $1000 increment of debt | $ / NotesSeries	997.25	997.25
Effective interest rate	2.39%	2.39%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.48%	0.48%
Redemption present value spread - Cessation date	Nov. 27, 2027
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate	3.625%	3.625%
Issued	March 2018
Maturity	March 2028
Issue price per $1000 increment of debt | $ / NotesSeries	989.49	989.49
Effective interest rate	3.75%	3.75%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.37%	0.37%
Redemption present value spread - Cessation date	Dec. 1, 2027
3.30% Notes, Series CY
TELUS Corporation notes
Fixed interest rate	3.30%	3.30%
Issued	April 2019
Maturity	May 2029
Issue price per $1000 increment of debt | $ / NotesSeries	991.75	991.75
Effective interest rate	3.40%	3.40%
Principal face amount: Originally issued	$ 1,000
Long-term debt	$ 1,000
Redemption present value spread - Basis points	0.435%	0.435%
Redemption present value spread - Cessation date	Feb. 2, 2029
5.00% Notes, Series CAI
TELUS Corporation notes
Fixed interest rate	5.00%	5.00%
Issued	September 2022
Maturity	September 2029
Issue price per $1000 increment of debt | $ / NotesSeries	995.69	995.69
Effective interest rate	5.07%	5.07%
Principal face amount: Originally issued	$ 350
Long-term debt	$ 350
Redemption present value spread - Basis points	0.465%	0.465%
Redemption present value spread - Cessation date	July 13, 2029
3.15% Notes, Series CAA
TELUS Corporation notes
Fixed interest rate	3.15%	3.15%
Issued	December 2019
Maturity	February 2030
Issue price per $1000 increment of debt | $ / NotesSeries	996.49	996.49
Effective interest rate	3.19%	3.19%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.395%	0.395%
Redemption present value spread - Cessation date	Nov. 19, 2029
5.60% Notes, Series CAM
TELUS Corporation notes
Fixed interest rate	5.60%	5.60%
Issued	September 2023
Maturity	September 2030
Issue price per $1000 increment of debt | $ / NotesSeries	998.85	998.85
Effective interest rate	5.62%	5.62%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.46%	0.46%
Redemption present value spread - Cessation date	July 9, 2030
2.05% Notes, Series CAD
TELUS Corporation notes
Fixed interest rate	2.05%	2.05%
Issued	October 2020
Maturity	October 2030
Issue price per $1000 increment of debt | $ / NotesSeries	997.93	997.93
Effective interest rate	2.07%	2.07%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.38%	0.38%
Redemption present value spread - Cessation date	July 7, 2030
2.85% Sustainability-Linked Notes, Series CAF
TELUS Corporation notes
Fixed interest rate	2.85%	2.85%
Issued	June 2021
Maturity	November 2031
Issue price per $1000 increment of debt | $ / NotesSeries	997.52	997.52
Effective interest rate	2.88%	2.88%
Principal face amount: Originally issued	$ 750
Long-term debt	$ 750
Redemption present value spread - Basis points	0.34%	0.34%
Redemption present value spread - Cessation date	Aug. 13, 2031
Post-trigger event Interest rate	3.85%	3.85%
Redemption interest accrual rate if certificate not obtained	3.85%	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes
TELUS Corporation notes
Fixed interest rate	3.40%	3.40%
Issued	February 2022
Maturity	May 2032
Issue price per $1000 increment of debt | $ / NotesSeries	997.13	997.13
Effective interest rate	3.43%	3.43%
Principal face amount: Originally issued	$ 900
Long-term debt	$ 900
Redemption present value spread - Basis points	0.25%	0.25%
Redemption present value spread - Cessation date	Feb. 13, 2032
Post-trigger event Interest rate	4.40%	4.40%
Aggregate MFN stepup and trigger event limit	1.50%	1.50%
Redemption interest accrual rate if certificate not obtained	4.40%	4.40%
3.40% U.S. Dollar Sustainability-Linked Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	3.89%	3.89%
Principal face amount: Originally issued	$ 1,148
Fixed exchange rate | $ / $	1.2753	1.2753
5.25% Sustainability-Linked Notes, Series CAG
TELUS Corporation notes
Fixed interest rate	5.25%	5.25%
Issued	September 2022
Maturity	November 2032
Issue price per $1000 increment of debt | $ / NotesSeries	996.73	996.73
Effective interest rate	5.29%	5.29%
Principal face amount: Originally issued	$ 1,100
Long-term debt	$ 1,100
Redemption present value spread - Basis points	0.515%	0.515%
Redemption present value spread - Cessation date	Aug. 15, 2032
Post-trigger event Interest rate	6.00%	6.00%
Aggregate MFN stepup and trigger event limit	1.50%	1.50%
Redemption interest accrual rate if certificate not obtained	6.00%	6.00%
4.95% Sustainability-Linked Notes, Series CAJ
TELUS Corporation notes
Fixed interest rate	4.95%	4.95%
Issued	March 2023
Maturity	March 2033
Issue price per $1000 increment of debt | $ / NotesSeries	998.28	998.28
Effective interest rate	4.97%	4.97%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.545%	0.545%
Redemption present value spread - Cessation date	Dec. 28, 2032
Post-trigger event Interest rate	5.70%	5.70%
Aggregate MFN stepup and trigger event limit	1.50%	1.50%
Redemption interest accrual rate if certificate not obtained	5.70%	5.70%
5.75% Sustainability-Linked Notes, Series CAK
TELUS Corporation notes
Fixed interest rate	5.75%	5.75%
Issued	September 2023
Maturity	September 2033
Issue price per $1000 increment of debt | $ / NotesSeries	997.82	997.82
Effective interest rate	5.78%	5.78%
Principal face amount: Originally issued	$ 850
Long-term debt	$ 850
Redemption present value spread - Basis points	0.52%	0.52%
Redemption present value spread - Cessation date	June 8, 2033
Post-trigger event Interest rate	6.35%	6.35%
Aggregate MFN stepup and trigger event limit	1.20%	1.20%
Redemption interest accrual rate if certificate not obtained	6.35%	6.35%
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate	4.40%	4.40%
Issued	April 2013
Maturity	April 2043
Issue price per $1000 increment of debt | $ / NotesSeries	997.68	997.68
Effective interest rate	4.41%	4.41%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.47%	0.47%
Redemption present value spread - Cessation date	Oct. 1, 2042
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate	5.15%	5.15%
Issued	November 2013
Maturity	November 2043
Issue price per $1000 increment of debt | $ / NotesSeries	995.00	995.00
Effective interest rate	5.18%	5.18%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.50%	0.50%
Redemption present value spread - Cessation date	May 26, 2043
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate	4.85%	4.85%							4.85%
Issued	Multiple
Maturity	April 2044
Issue price per $1000 increment of debt | $ / NotesSeries	987.91	987.91						974.38	998.74
Effective interest rate	4.93%	4.93%						5.02%	4.86%
Principal face amount: Originally issued	$ 500							$ 400	$ 500
Long-term debt	$ 900
Redemption present value spread - Basis points	0.46%	0.46%
Redemption present value spread - Cessation date	Oct. 5, 2043
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate	4.75%	4.75%
Issued	September 2014
Maturity	January 2045
Issue price per $1000 increment of debt | $ / NotesSeries	992.91	992.91
Effective interest rate	4.80%	4.80%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.515%	0.515%
Redemption present value spread - Cessation date	July 17, 2044
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate	4.40%	4.40%
Issued	March 2015
Maturity	January 2046
Issue price per $1000 increment of debt | $ / NotesSeries	999.72	999.72
Effective interest rate	4.40%	4.40%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.605%	0.605%
Redemption present value spread - Cessation date	July 29, 2045
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate	4.70%	4.70%					4.70%
Issued	Multiple
Maturity	March 2048
Issue price per $1000 increment of debt | $ / NotesSeries	998.06	998.06				1,014.11	990.65
Effective interest rate	4.71%	4.71%				4.61%	4.76%
Principal face amount: Originally issued	$ 325					$ 150	$ 325
Long-term debt	$ 475
Redemption present value spread - Basis points	0.585%	0.585%
Redemption present value spread - Cessation date	Sept. 6, 2047
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	4.60%	4.60%
Issued	June 2018
Maturity	November 2048
Issue price per $1000 increment of debt | $ / NotesSeries	987.60	987.60
Effective interest rate	4.68%	4.68%
Principal face amount: Originally issued		$ 750
Long-term debt		$ 750
Redemption present value spread - Basis points	0.25%	0.25%
Redemption present value spread - Cessation date	May 16, 2048
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	4.41%	4.41%
Principal face amount: Originally issued	$ 974
Fixed exchange rate | $ / $	1.2985	1.2985
4.30% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	4.30%	4.30%
Issued	May 2019
Maturity	June 2049
Issue price per $1000 increment of debt | $ / NotesSeries	990.48	990.48
Effective interest rate	4.36%	4.36%
Principal face amount: Originally issued		$ 500
Long-term debt		$ 500
Redemption present value spread - Basis points	0.25%	0.25%
Redemption present value spread - Cessation date	Dec. 15, 2048
4.30% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	4.27%	4.27%
Principal face amount: Originally issued	$ 672
Fixed exchange rate | $ / $	1.3435	1.3435
3.95% Notes, Series CAB
TELUS Corporation notes
Fixed interest rate	3.95%	3.95%			3.95%
Issued	Multiple
Maturity	February 2050
Issue price per $1000 increment of debt | $ / NotesSeries	997.54	997.54		1,003.53	991.54
Effective interest rate	3.97%	3.97%		3.93%	4.00%
Principal face amount: Originally issued	$ 400			$ 400	$ 400
Long-term debt	$ 800
Redemption present value spread - Basis points	0.575%	0.575%
Redemption present value spread - Cessation date	Aug. 16, 2049
4.10% Notes, Series CAE
TELUS Corporation notes
Fixed interest rate	4.10%	4.10%
Issued	April 2021
Maturity	April 2051
Issue price per $1000 increment of debt | $ / NotesSeries	994.70	994.70
Effective interest rate	4.13%	4.13%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.53%	0.53%
Redemption present value spread - Cessation date	Oct. 5, 2050
5.65% Notes, Series CAH
TELUS Corporation notes
Fixed interest rate	5.65%	5.65%
Issued	September 2022
Maturity	September 2052
Issue price per $1000 increment of debt | $ / NotesSeries	996.13	996.13
Effective interest rate	5.68%	5.68%
Principal face amount: Originally issued	$ 550
Long-term debt	$ 550
Redemption present value spread - Basis points	0.615%	0.615%
Redemption present value spread - Cessation date	Mar. 13, 2052
5.95% Notes, Series CAL
TELUS Corporation notes
Fixed interest rate	5.95%	5.95%
Issued	September 2023
Maturity	September 2053
Issue price per $1000 increment of debt | $ / NotesSeries	992.67	992.67
Effective interest rate	6.00%	6.00%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.615%	0.615%
Redemption present value spread - Cessation date	Mar. 8, 2053
Prior to maturity date | Foreign exchange derivative
TELUS Corporation notes
Redemption price percentage	100.00%
Prior to maturity date | TELUS Corporation senior notes
TELUS Corporation notes
Redemption price percentage	100.00%
Prior to maturity date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period	30 days
Prior to maturity date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period	60 days
On or after the redemption cessation date | Minimum
TELUS Corporation notes
Redemption period	30 days
On or after the redemption cessation date | Maximum
TELUS Corporation notes
Redemption period	60 days